Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) loans deposits	Dec. 31, 2021 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	6	12
Number of secured loans, unsecured loans and overdrafts, net movements | loans	4	(6)
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	10	6
Beginning balance	£ 360	£ 3,640
Net movements	511	(3,280)
Ending balance	£ 871	£ 360
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	21	23
Number of deposit, bank and instant access accounts and investments, net movements | deposits	2	(2)
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	23	21
Beginning balance	£ 6,552	£ 8,195
Net movements	(2,419)	(1,643)
Ending balance	£ 4,133	£ 6,552